Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains on investment securities	¥ 83,444	¥ 157,642
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(1,055)	(45,354)
Net change	82,389	112,288
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains on investment securities	(21,968)	(34,202)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(238)	13,370
Net change	(22,206)	(20,832)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains on investment securities	61,476	123,440
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(1,293)	(31,984)
Net change	60,183	91,456
Net unrealized gains on investment securities attributable to noncontrolling interests	6,067	8,548
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group	54,116	82,908
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments	(85,613)	1,067
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	108	159
Net change	(85,505)	1,226
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments	26,214	(327)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(33)	(49)
Net change	26,181	(376)
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments	(59,399)	740
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	75	110
Net change	(59,324)	850
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group	(59,324)	850
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains on derivatives qualifying for cash flow hedges	51,002	6,748
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	1,388	5,843
Net change	52,390	12,591
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains on derivatives qualifying for cash flow hedges	(14,013)	(1,934)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(371)	(1,527)
Net change	(14,384)	(3,461)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains on derivatives qualifying for cash flow hedges	36,989	4,814
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	1,017	4,316
Net change	38,006	9,130
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests	(124)	(37)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group	38,130	9,167
Defined benefit plans, Before tax:
Defined benefit plans	26,092	(13,959)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	13,617	2,169
Net change	39,709	(11,790)
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans	(8,070)	3,917
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(3,871)	(500)
Net change	(11,941)	3,417
Defined benefit plans, Net of tax:
Defined benefit plans	18,022	(10,042)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	9,746	1,669
Net change	27,768	(8,373)
Defined benefit plans attributable to noncontrolling interests	143	(623)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group	27,625	(7,750)
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments	(214,725)	(224,257)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	797	(2,208)
Net change	(213,928)	(226,465)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments	19,531	24,752
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(245)	1,095
Net change	19,286	25,847
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments	(195,194)	(199,505)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	552	(1,113)
Net change	(194,642)	(200,618)
Foreign currency translation adjustments attributable to noncontrolling interests	(10,378)	4,429
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group	(184,264)	(205,047)
Other comprehensive loss attributable to Mitsubishi UFJ Financial Group	¥ (123,717)	¥ (119,872)